SEGMENT REPORTING - Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Net sales	[1]	$ 10,878	$ 15,753	$ 14,052
Cost of Net Sales		(7,972)	(11,363)	(11,385)
Gross Profit (Loss)		2,906	4,390	2,667
Research and Development		(5,085)	(5,881)	(4,762)
Loss before income taxes		(3,685)	(2,577)	(2,939)
Operating segments | Equipment
SEGMENT REPORTING
Net sales		1,406	4,594	2,284
Cost of Net Sales		(1,223)	(3,666)	(2,902)
Gross Profit (Loss)		183	928	(618)
Research and Development		(5,085)	(5,881)	(4,762)
Operating segments | Services
SEGMENT REPORTING
Net sales		9,472	11,159	11,768
Cost of Net Sales		(6,749)	(7,697)	(8,483)
Gross Profit (Loss)		2,723	3,462	3,285
General and Corporate
SEGMENT REPORTING
General and corporate		$ (1,506)	$ (1,086)	$ (844)

[1]	Revenue recognized for the years ended December 31, 2024, 2023 and 2022 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.1 million and $0.3 million, respectively.